LOANS RECEIVABLE, NET, Summary of Delinquency Status of Loans Receivable by Year of Origination (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Delinquency Status, by Year of Origination [Abstract]
Total	$ 443,570	$ 0
Commercial [Member]
Delinquency Status, by Year of Origination [Abstract]
2020	131,581
2019	23,859
2018	12,983
2017	12,013
2016	2,712
Prior	562
Total	183,710	0
Commercial [Member] | Current [Member]
Delinquency Status, by Year of Origination [Abstract]
2020	121,586
2019	22,746
2018	11,949
2017	11,354
2016	2,554
Prior	361
Total	170,550
Commercial [Member] | Less Than 30 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2020	4,188
2019	358
2018	243
2017	263
2016	11
Prior	1
Total	5,064
Commercial [Member] | 31 to 60 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2020	2,420
2019	399
2018	112
2017	77
2016	39
Prior	2
Total	3,049
Commercial [Member] | 61 to 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2020	1,363
2019	0
2018	250
2017	175
2016	12
Prior	0
Total	1,800
Commercial [Member] | More Than 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2020	2,024
2019	356
2018	429
2017	144
2016	96
Prior	198
Total	3,247
Consumer [Member]
Delinquency Status, by Year of Origination [Abstract]
2020	213,964
2019	18,936
2018	15,926
2017	8,574
2016	2,233
Prior	227
Total	259,860	$ 0
Consumer [Member] | Current [Member]
Delinquency Status, by Year of Origination [Abstract]
2020	208,380
2019	16,812
2018	12,792
2017	7,554
2016	1,883
Prior	60
Total	247,481
Consumer [Member] | Less Than 30 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2020	2,609
2019	638
2018	896
2017	140
2016	62
Prior	0
Total	4,345
Consumer [Member] | 31 to 60 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2020	986
2019	1,019
2018	1,890
2017	759
2016	179
Prior	0
Total	4,833
Consumer [Member] | 61 to 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2020	901
2019	206
2018	237
2017	74
2016	40
Prior	0
Total	1,458
Consumer [Member] | More Than 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2020	1,088
2019	261
2018	111
2017	47
2016	69
Prior	167
Total	$ 1,743